Concentrations of credit risk (Tables) - Exposure to ten largest borrowers	12 Months Ended
Mar. 31, 2023
Schedules of Concentration of Risk, by Risk Factor
The Bank’s portfolio of loans, credit substitute securities and non-funded exposure (including derivatives) is broadly diversified along industry and product lines, and as of March 31, 2022 and March 31, 2023, the exposures are as set forth below.

	As of March 31, 2022
Category	Gross loans		Fair value of credit substitutes		Non-funded exposure		Total		%

	(In millions, except percentages)
Consumer Loans	Rs.	3,746,781.7	Rs.	—	Rs.	3,035.7	Rs.	3,749,817.4	22.7
Power		671,859.4		70,346.0		52,366.6		794,572.0	4.8
Financial Institutions		618,494.1		51,844.1		13.1		670,351.3	4.1
NBFC		509,445.4		106,764.5		5,818.5		622,028.4	3.8
Retail Trade		589,947.3		—		28,857.8		618,805.1	3.7
Coal & Petroleum Products		233,583.7		174,424.6		149,716.9		557,725.2	3.4
Infrastructure Development		272,428.0		18,032.7		220,442.5		510,903.2	3.1
Automobile & Auto Ancillary		443,538.7		19,768.7		36,999.9		500,307.3	3.0
Consumer Services		465,465.8		—		28,102.4		493,568.2	3.0
Food and Beverage		433,042.2		—		39,007.2		472,049.4	2.9
Wholesale Trade—Non Industrial		417,954.8		—		26,147.5		444,102.3	2.7
Real Estate & Property Services		383,765.5		4,792.6		40,694.4		429,252.5	2.6
Wholesale Trade—Industrial		347,202.9		—		73,867.5		421,070.4	2.5
Road Transportation		406,376.4		—		10,269.5		416,645.9	2.5
Iron and Steel		321,587.7		12,486.0		80,515.7		414,589.4	2.5
Telecom		331,131.1		2,989.4		43,335.9		377,456.4	2.3
Textiles & Garments		324,419.6		6,135.7		43,748.6		374,303.9	2.3
Engineering		253,105.1		6,666.6		105,164.7		364,936.4	2.2
Agri Production—Food		350,859.6		—		963.1		351,822.7	2.1
Others (none greater than 2%)		3,288,555.0		108,769.3		546,407.8		3,943,732.1	23.8

Total	Rs.	14,409,544.0	Rs.	583,020.2	Rs.	1,535,475.3	Rs.	16,528,039.5	100.0

	As of March 31, 2023
Category	Gross loans		Fair value of credit substitutes		Non-funded exposure		Total		Total		%

			(In millions, except percentages)
Consumer Loans	Rs.	4,410,346.6	Rs.	—	Rs.	2,550.8	Rs.	4,412,897.4	US$	53,691.4	22.4
Retail Trade		973,274.3		—		36,013.4		1,009,287.7		12,279.9	5.1
Power		695,716.5		64,805.5		45,576.3		806,098.3		9,807.7	4.1
NBFC		690,783.9		91,595.9		15,995.5		798,375.3		9,713.8	4.1
Financial Institutions		659,117.5		72,068.3		4,435.4		735,621.2		8,950.3	3.7
Consumer Services		581,272.1		3,545.4		123,464.7		708,282.2		8,617.6	3.6
Food and Beverage		566,172.9		1,419.2		49,084.4		616,676.5		7,503.1	3.1
Road Transportation		568,414.2		—		12,512.4		580,926.6		7,068.1	3.0
Coal & Petroleum Products		353,329.8		115,279.8		102,771.3		571,380.9		6,952.0	2.9
Wholesale Trade—Non Industrial		530,057.5		1,988.8		31,887.0		563,933.3		6,861.3	2.9
Automobile & Auto Ancillary		483,658.4		17,656.8		38,921.4		540,236.6		6,573.0	2.7
Real Estate & Property Services		458,906.6		4,691.4		52,228.7		515,826.7		6,276.0	2.6
Wholesale Trade—Industrial		421,900.9		—		70,853.6		492,754.5		5,995.3	2.5
Infrastructure Development		284,690.7		15,220.2		170,452.2		470,363.1		5,722.9	2.4
Engineering		300,745.5		5,596.0		131,956.5		438,298.0		5,332.7	2.2
Agri—Allied		431,581.2		—		2,701.2		434,282.4		5,283.9	2.2
Iron and Steel		360,021.9		12,231.9		61,224.3		433,478.1		5,274.1	2.2
Textiles & Garments		390,883.0		4,984.5		34,729.1		430,596.6		5,239.0	2.2
Telecom		365,112.3		—		42,221.1		407,333.4		4,956.0	2.1
Agri Production—Food		401,720.3		—		1,040.5		402,760.8		4,900.4	2.0
Others (none greater than 2%)		3,490,386.3		92,104.1		719,829.4		4,302,319.8		52,346.0	22.0

Total	Rs.	17,418,092.4	Rs.	503,187.8	Rs.	1,750,449.2	Rs.	19,671,729.4	US $	239,344.5	100.0

Fair Value, Concentration of Risk

The Bank’s ten largest exposures as of March 31, 2022 and March 31, 2023, based on the higher of the outstanding balance or the limit on loans, investments (including credit substitutes) and non-funded exposures (including derivatives), are as
follows:

	As of March 31, 2022
	Funded Exposure		Non-Funded Exposure		Total Exposure

	(In millions)
Borrower 1	Rs.	265,661.9	Rs.	500.0	Rs.	266,161.9
Borrower 2		245,435.0		—		245,435.0
Borrower 3		119,950.5		116,547.4		236,497.9
Borrower 4		150,283.8		—		150,283.8
Borrower 5		126,639.8		19,268.4		145,908.2
Borrower 6		142,600.0		—		142,600.0
Borrower 7		140,000.0		232.0		140,232.0
Borrower 8		137,700.0		199.2		137,899.2
Borrower 9		133,670.0		—		133,670.0
Borrower 10		108,591.5		17,855.7		126,447.2

	As of March 31, 2023
	Funded Exposure		Non-Funded Exposure		Total Exposure		Total Exposure

			(In millions)
Borrower 1	Rs.	284,002.5	Rs.	—	Rs.	284,002.5	US$	3,455.4
Borrower 2		220,901.6		1,200.0		222,101.6		2,702.3
Borrower 3		205,801.0		—		205,801.0		2,504.0
Borrower 4		80,344.5		112,144.7		192,489.2		2,342.0
Borrower 5		185,299.0		—		185,299.0		2,254.5
Borrower 6		154,296.7		21,764.8		176,061.5		2,142.1
Borrower 7		155,565.7		60.0		155,625.7		1,893.5
Borrower 8		139,808.3		—		139,808.3		1,701.0
Borrower 9		121,560.0		6,030.3		127,590.3		1,552.4
Borrower 10		112,479.0		15,070.0		127,549.0		1,551.9